Fair Value Measurement - Schedule of Effect Adverse Change in Derivative Assets and Liabilities (Details) - Guarantee Derivative Assets or Liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Weighted average cumulative loss rates	7.80%	6.30%
Increase by 10%	¥ 362,221	¥ 188,349
Decrease by 10%	¥ (362,221)	¥ (188,349)